Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Floating Rate High Income Fund | The Hartford Floating Rate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Floating Rate High Income Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

 OCTOBER 4, 2016

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2016, AS LAST SUPPLEMENTED AUGUST 10, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This supplement contains new and additional information and should be read in connection with your Prospectus.

1.              Effective immediately, under the heading “The Hartford Floating Rate High Income Fund Summary Section – Principal Investment Strategy,” the last sentence of the first paragraph is deleted in its entirety.

2.              Effective immediately, under the heading “The Hartford Floating Rate High Income Fund Summary Section – Principal Risks,” “Non-Diversification Risk” is deleted in its entirety.